UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012
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Check here if Amendment; [ ]   Amendment Number:
      This Amendment (Check only one.): [ ] is a restatement.
                                        [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:       RCF Management L.L.C.
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Address:    1400 16th Street, Suite 200
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            Denver, CO 80202
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Form 13F File Number:   28-  14930
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Catherine J. Boggs
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Title:      General Counsel
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Phone:      720-946-1444
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Signature, Place, and Date of Signing:

      /s/ Catherine J. Boggs        Denver, CO                   2/11/12
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              [Signature]                 [City, State]              [Date]

Report type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0
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Form 13F Information Table Entry Total:     2
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Form 13F Information Table Value Total:     $ 168708
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                                                     (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

None

                                                                                                                 VOTING
                                                  VALUE     SHRS OR  SH/  PUT/  INVESTMENT   OTHER    --------------------------
NAME OF ISSUER         TITLE OF CLASS  CUSIP     (X$1000)   PRN AMT  PRN  CALL  DISCRETION  MANAGER     SOLE     SHARED     NONE
MOLYCORP INC           common shares   608753109   154286  16343863  SH         Sole                  16343863
URANIUM RESOURCES INC  common shares   916901507    14422  45067499  SH         Sole                  44590041